Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
Warrants

16. Warrants

Pre-Funded Warrants – Corvus and Sarborg

In connection with the Sale and Purchase Agreement with Corvus, the Company issued Pre-Funded Warrants to purchase up to 14,743 shares of the Company’s Common Stock at an exercise price of $0.0001 per Pre-Funded Warrant. The Pre-Funded Warrants are exercisable at any time on or after shareholder approval (the “Shareholder Approval Date”) and remains outstanding until exercised in full. The exercise price is considered nominal, and the holder is only required to pay the exercise price upon exercise to receive the underlying common shares. The Pre-Funded Warrants do not expire.

On March 24, 2026, all 14,743 of the Pre-Funded Warrants were exercised through a cashless exercise into 14,740 shares of the Company’s Common Stock.

In connection with the investment in Sarborg, the Company issued Pre-Funded Warrants to purchase up to 439,915 shares of the Company’s Common Stock at an exercise price of $0.025 per Pre-Funded Warrant. The Pre-Funded Warrants mirror the terms of the Pre-Funded Warrants issued to Corvus and are exercisable at any time on or after shareholder approval (the “Shareholder Approval Date”) and remains outstanding until exercised in full. The exercise price is considered nominal, and the holder is only required to pay the exercise price upon exercise to receive the underlying common shares. The Pre-Funded Warrants do not expire.

On March 19, 2026, all 439,915 of the pre-funded warrants were exercised through a cashless exercise into 439,821 shares of the Company’s Common Stock.

Warrants – J.J. Astor Note

On June 11, 2026, in connection with the J.J. Astor Note, the Company issued J.J. Astor, common stock purchase warrants to purchase 91,250 shares of the Company’s Common Stock at an exercise price of $7.20 per share. The Warrants will become exercisable beginning on the effective date of stockholder approval of the issuance of the Warrant Shares (such date, the “Stockholder Approval Date”) and will expire five years after the Stockholder Approval Date.

See Note 7 for further discussion of the J.J. Astor Note.

18. Warrants

Equity Classified Warrants

The Publicly Traded Warrants, Private Placement Warrants, March 2024 Warrants, the April 2024 Warrants and Pre-Funded Warrants (collectively the “Equity Classified Warrants”), are classified within permanent equity on the consolidated balance sheets, as the settlement amount would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument).

Publicly Traded and Private Placement Warrants

Pursuant to MURF’s initial public offering, the Company sold 4 units at a price of $30,000,000 per unit. Each unit consisted of one share of MURF Class A common stock and one redeemable warrant “the “Publicly Traded Warrant”). Each whole Publicly Traded Warrant entitled the holder to purchase one share of Class A common stock at a price of $34,500,000 per share, subject to adjustment. The warrants are publicly traded on The Nasdaq Capital Market under the trading symbol “CDTTW”.

Simultaneously with the closing of its initial public offering, MURF consummated the private sale to the Sponsor of 1 private placement unit at a price of $30,000,000 per private placement unit. Each private placement unit was comprised of one share of MURF Class A common stock and one warrant (the “Private Placement Warrant”). Each Private Placement Warrant was exercisable to purchase one share of MURF Class A common stock at a price of $34,500,000 per share, subject to adjustment. The private placement units (including the Class A common stock issuable upon exercise of the warrants included in the private placement units) were not transferable, assignable, or saleable until 30 days after the completion of a Merger, subject to certain exceptions.

Upon the closing of the Merger, the Company assumed the Publicly Traded Warrants and Private Placement Warrant. The Publicly Traded Warrant and Private Placement Warrant were amended to entitle each holder to purchase one share of the Company’s Common Stock.

March 2024 Warrants

On March 20, 2024, the Company issued in a private placement equity classified common stock purchase warrants (the “March 2024 Warrants”) to an investor to purchase up to an aggregate of less than one share of the Company’s Common Stock, in exchange for entering into a lock-up with respect to the shares of common stock held by such holder (the “March Lock-Up Agreement”). The Company recognized at $0.5 million loss on the issuance of the warrants during the year ended December 31, 2024. The Company determined that the March 2024 Warrants should be classified within equity and estimated the fair value of the warrants issued as of March 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

March 20, 2024
Closing stock price	$10,394,480
Contractual exercise price	$9,540,000
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

A fair value of $0.5 million was calculated and recorded within additional paid-in capital on the consolidated balance sheets. The March 2024 Warrants are not exercisable until one year after their date of issuance. Each March 2024 Warrant is exercisable into one share of the Company’s Common Stock at a price per share of $9,540,000 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the March 2024 Warrants. Notwithstanding the foregoing, the March 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the March Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of Common Stock remain locked up pursuant to the March Lock-Up Agreement on such date.

April 2024 Warrants

On April 20, 2024, the Company issued in a private placement equity classified common stock purchase warrants (the “April 2024 Warrants”) to shareholders’ of the Company to purchase up to an aggregate of less than one share of the Company’s Common Stock, in exchange for (1) $375,000 per warrant and (2) entering into a lock-up with respect to the shares of common stock held by such holders (the “April Lock-Up Agreement”). The total April 2024 Warrants issued were issued to directors, related parties and management of the Company. The Company received cash of $0.2 million and recognized a $2.2 million loss on the issuance of the warrants during the year ended December 31, 2024. The Company determined that the April 2024 Warrants should be classified within equity and estimated the fair value of the warrants issued as of April 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

April 20, 2024
Closing stock price	$9,359,532
Contractual exercise price	$9,360,000
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years

A fair value of $2.4 million was calculated and recorded within additional paid-in capital on the -consolidated balance sheets. The April 2024 Warrants are not exercisable until one year after their date of issuance. Each April 2024 Warrant is exercisable into one share of the Company’s Common Stock at a price per share of $9,360,000 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the April 2024 Warrants. Notwithstanding the foregoing, the April 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such April 2024 Warrants commencing on the 90th day after the date of the April Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of Common Stock remain locked up pursuant to the April Lock-Up Agreement on such date.

Pre-Funded Warrants

In connection with the Sale and Purchase Agreement with Corvus, the Company issued Pre-Funded Warrants to purchase up to 14,743 shares of the Company’s Common Stock at an exercise price of $0.025 per Pre-Funded Warrant. The Pre-Funded Warrants are exercisable at any time on or after shareholder approval (the “Shareholder Approval Date”) and remains outstanding until exercised in full. The exercise price is considered nominal, and the holder is only required to pay the exercise price upon exercise to receive the underlying common shares. The Pre-Funded Warrants do not expire.

The Pre-Funded Warrants provide the holders with the right to exercise on a cash or cashless basis and do not contain any provisions that would require the Company to settle the warrants in cash or any other assets. The warrants are indexed to the Company’s own stock and meet all of the criteria for equity classification under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Accordingly, the Pre-Funded Warrants are classified in additional paid-in capital within the Company’s consolidated statements of changes in stockholders’ deficit.

Because the exercise price of the Pre-Funded Warrants is nominal, the Company considers the shares underlying the Pre-Funded Warrants to be common stock equivalents that are substantively outstanding as of the issuance date. As a result, the underlying shares are included in basic and diluted weighted-average shares outstanding in accordance with ASC 260, Earnings Per Share.

The Pre-Funded Warrants include provisions that restrict the holder from exercising any portion of the warrants to the extent that, following such exercise, the holder and its affiliates would beneficially own more than 49.99% of the Company’s outstanding Common Stock.

During the year ended December 31, 2025, the Company recorded the issuance of the Pre-Funded Warrants as an increase to additional paid-in capital of $6.6 million, representing the fair value of the Pre-Funded Warrants at issuance. The $6.6 million fair value of the Pre-Funded Warrants was also recorded as a loss upon the issuance of warrants within other expense of the Company’s consolidated statement of operations and comprehensive loss. There is no subsequent remeasurement because the warrants are classified as equity. See Note 4 for further discussion of the Sale and Purchase Agreement.

Liability Classified Warrants

Pursuant to subscription agreements, 1 PIPE Warrant was issued to the PIPE Investors as of the closing of the Merger. The warrants provide the PIPE Investors the right to purchase up to less than one share of Common Stock at an exercise price of $34,500,000. Additionally, on the Closing Date of the Merger, the Company issued less than one A.G.P. Warrant to an advisor for services provided directly related to the Merger. The warrants provide the advisor the right to purchase up to less than one share of Common Stock at an exercise price of $33,000,000 per share.

The warrants issued to the PIPE Investors and the advisor contain materially the same terms and are exercisable for a period of five years, beginning on October 22, 2023.

The PIPE Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The PIPE Warrants are not redeemable by the Company.

The A.G.P. Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The Company may call the A.G.P. Warrants for redemption, in whole and not in part, at any time after the A.G.P. Warrants become exercisable and prior to their expiration, at a price of $30,000 per A.G.P. Warrant.

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $54,000,000 per share (as adjusted for stock splits, stock dividends, recapitalizations and other similar events) for any 20 trading days within a 30-trading day period commencing once the A.G.P. Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders; and

●	provided there is a current registration statement in effect with respect to the shares of Common Stock underlying the A.G.P. Warrants for each day in the 30-trading day period and continuing each thereafter until the redemption date.

If the Company calls the A.G.P. Warrants for redemption as described above, our management will have the option to require any holder that wishes to exercise its A.G.P. Warrant to do so on a “cashless basis.” If our management takes advantage of this option, holders of A.G.P. Warrants would pay the exercise price by surrendering their A.G.P. Warrants for that number of shares of Common Stock as calculated pursuant to the A.G.P. Warrant. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of an A.G.P. Warrant redemption.

The exercise of the A.G.P. 2024 Warrants and the issuance of the shares of Common Stock underlying the Warrants is subject to stockholder approval under applicable rules and regulations of Nasdaq. The warrants are exercisable for a period of five years, beginning on the stockholder approval date. The A.G.P 2024 Warrants are exercisable for cash, or on a cashless basis if at the time of exercise there is no effective registration statement registering the resale of the warrant shares. The A.G.P. 2024 Warrants are not redeemable by the Company. On October 29, 2024, the Company recorded a warrant liability of $0.2 million. As part of the special meeting of stockholders taking place on January 9, 2025, the stockholders approved the issuance of up to an aggregate of 1 share of the Company’s common stock upon exercise of the A.G.P. 2024 Warrants.

The PIPE Warrants, A.G.P. Warrants, and the A.G.P 2024 Warrants (collectively the “Liability Classified Warrants”) are classified as derivative liabilities because they do not meet the criteria in ASC 815-40 to be considered indexed to the entity’s own stock as the warrants could be settled for an amount that is not equal to the difference between the fair value of a fixed number of the entity’s shares and a fixed monetary amount. The Liability Classified Warrants are initially measured at fair value and are remeasured at fair value at subsequent financial reporting period end dates and upon exercise (see Note 5 for additional information regarding fair value).

On December 11, 2024, the Company reduced the exercise price of the PIPE Warrants to be $264,900, at which time all PIPE Warrants were exercised. The Company received approximately $0.2 million of proceeds from the exercise of the Warrants, all of which was used to pay down the October 2024 Nirland Note.

For the years ended December 31, 2025 and 2024, the Company remeasured the fair value of the Liability Classified Warrants and recorded a gain on the change in the fair value of $0.1 million and $0.2 million, respective. The gains were recorded to other income (expense), net, on the consolidated statements of operations and comprehensive loss. As of December 31, 2025 the consolidated balance sheet contained an immaterial warrant liability balance. As of December 31, 2024, the consolidated balance sheets contained a warrant liability of $0.1 million.